Equity Attributable To Other Equity Instruments Holders - Equity Attributable to Other Equity Instruments Holders (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Statement [Line Items]
Equity attributable to other equity instruments holders	¥ 2,252,846	¥ 1,868,377
Perpetual Subordinated Bonds [Member]
Statement [Line Items]
Equity attributable to other equity instruments holders	2,170,848	1,815,379
Perpetual Subordinated Borrowings [Member]
Statement [Line Items]
Equity attributable to other equity instruments holders	¥ 81,998	¥ 52,998